UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York         February 11, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         54

Form 13F Information Table Value Total:   $ 95,249
                                          (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2008


COLUMN 1                          COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                               VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE SHARED NONE
3M CO                           COM               88579Y101       941     16,359 SH           SOLE                0      0    16,359
AFLAC INC                       COM               001055102     4,395     95,877 SH           SOLE                0      0    95,877
ALTRIA GROUP INC                COM               02209S103     1,774    117,800 SH           SOLE                0      0   117,800
AT&T INC                        COM               00206R102     3,508    123,085 SH           SOLE                0      0   123,085
BANKRATE INC                    COM               06646V108     1,265     33,300 SH           SOLE                0      0    33,300
BELO CORP                       COM SER A         080555105        72     46,000 SH           SOLE                0      0    46,000
BERKSHIRE HATHAWAY INC DEL      CL A              084670108     1,256         13 SH           SOLE                0      0        13
BERKSHIRE HATHAWAY INC DEL      CL B              084670207     2,102        654 SH           SOLE                0      0       654
BP PLC                          SPONSORED ADR     055622104     2,190     46,865 SH           SOLE                0      0    46,865
BRIGGS & STRATTON CORP          COM               109043109       304     17,306 SH           SOLE                0      0    17,306
BURLINGTON NORTHN SANTA FE C    COM               12189T104       712      9,400 SH           SOLE                0      0     9,400
CARNIVAL CORP                   PAIRED CTF        143658300     1,819     74,780 SH           SOLE                0      0    74,780
CATERPILLAR INC DEL             COM               149123101     1,572     35,196 SH           SOLE                0      0    35,196
CHEVRON CORP NEW                COM               166764100     3,865     52,249 SH           SOLE                0      0    52,249
CHUBB CORP                      COM               171232101     4,140     81,184 SH           SOLE                0      0    81,184
CISCO SYS INC                   COM               17275R102       220     13,503 SH           SOLE                0      0    13,503
COCA COLA CO                    COM               191216100     1,035     22,857 SH           SOLE                0      0    22,857
COMCAST CORP NEW                CL A              20030N101       169     10,000 SH           SOLE                0      0    10,000
CONOCOPHILLIPS                  COM               20825C104       921     17,788 SH           SOLE                0      0    17,788
COVIDIEN LTD                    COM               G2552X108     2,643     72,937 SH           SOLE                0      0    72,937
DEERE & CO                      COM               244199105     2,374     61,950 SH           SOLE                0      0    61,950
DEVON ENERGY CORP NEW           COM               25179M103       920     14,000 SH           SOLE                0      0    14,000
DOVER CORP                      COM               260003108     2,053     62,361 SH           SOLE                0      0    62,361
EMERSON ELEC CO                 COM               291011104       201      5,478 SH           SOLE                0      0     5,478
EXXON MOBIL CORP                COM               30231G102    14,762    184,924 SH           SOLE                0      0   184,924
GENERAL ELECTRIC CO             COM               369604103       883     54,503 SH           SOLE                0      0    54,503
INTERNATIONAL BUSINESS MACHS    COM               459200101       265      3,150 SH           SOLE                0      0     3,150
ISHARES TR                      MSCI EAFE IDX     464287465       615     13,700 SH           SOLE                0      0    13,700
ISHARES TR                      MSCI EMERG MKT    464287234       297     11,900 SH           SOLE                0      0    11,900
JOHNSON & JOHNSON               COM               478160104     1,907     31,881 SH           SOLE                0      0    31,881
KRAFT FOODS INC                 CL A              50075N104       709     26,408 SH           SOLE                0      0    26,408
LOEWS CORP                      COM               540424108       637     22,550 SH           SOLE                0      0    22,550
MERCK & CO INC                  COM               589331107     1,256     41,306 SH           SOLE                0      0    41,306
MONSANTO CO NEW                 COM               61166W101     1,104     15,700 SH           SOLE                0      0    15,700
NEWS CORP                       CL B              65248E203       460     48,050 SH           SOLE                0      0    48,050
NORFOLK SOUTHERN CORP           COM               655844108       588     12,500 SH           SOLE                0      0    12,500
NORTHERN TR CORP                COM               665859104     1,074     20,600 SH           SOLE                0      0    20,600
PEPSICO INC                     COM               713448108       655     11,955 SH           SOLE                0      0    11,955
PFIZER INC                      COM               717081103     1,564     88,295 SH           SOLE                0      0    88,295
PHILIP MORRIS INTL INC          COM               718172109     3,748     86,150 SH           SOLE                0      0    86,150
POTASH CORP SASK INC            COM               73755L107     4,073     55,621 SH           SOLE                0      0    55,621
PROCTER & GAMBLE CO             COM               742718109     5,016     81,144 SH           SOLE                0      0    81,144
QUALCOMM INC                    COM               747525103       484     13,500 SH           SOLE                0      0    13,500
REGIS CORP MINN                 COM               758932107     1,841    126,678 SH           SOLE                0      0   126,678
RITCHIE BROS AUCTIONEERS        COM               767744105       203      9,500 SH           SOLE                0      0     9,500
ROYAL DUTCH SHELL PLC           SPONS ADR A       780259206     2,573     48,594 SH           SOLE                0      0    48,594
SCHLUMBERGER LTD                COM               806857108     2,256     53,296 SH           SOLE                0      0    53,296
SIGMA ALDRICH CORP              COM               826552101     5,051    119,573 SH           SOLE                0      0   119,573
TYCO INTL LTD BERMUDA           SHS               G9143X208     1,094     50,637 SH           SOLE                0      0    50,637
UNITED TECHNOLOGIES CORP        COM               913017109       236      4,400 SH           SOLE                0      0     4,400
VERIZON COMMUNICATIONS INC      COM               92343V104       341     10,066 SH           SOLE                0      0    10,066
VODAFONE GROUP PLC NEW          SPONS ADR NEW     92857W209       339     16,583 SH           SOLE                0      0    16,583
WELLS FARGO & CO NEW            COM               949746101       545     18,494 SH           SOLE                0      0    18,494
WYETH                           COM               983024100       221      5,900 SH           SOLE                0      0     5,900

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